Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net assets disposed of
Goodwill	£ (2,287)	£ (1,957)
Property, plant and equipment	(5,848)	(4,849)	£ (4,926)
Deferred tax	2,205	1,845	1,853
Net assets	(9,514)	(8,431)
Exchange recycled from other comprehensive income	(63)	0	(4)
(Loss)/gain on disposal before taxation	4,387	3,706	2,043
Taxation	(1,049)	(907)	(589)
Profit for the year	3,338	2,799	1,454
Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received	106	14	11
Overdraft disposed of	2	0	0
Transaction and other directly attributable costs paid	(26)	0	0
Net cash received	82	14	11
Transaction costs payable	(16)	1	(1)
Consideration received sale of businesses and brands	66	15	10
Net assets disposed of
Goodwill	(14)	0	0
Property, plant and equipment	(11)	(2)	(1)
Investment in associates	0	0	(1)
Assets and liabilities held for sale	0	0	(30)
Inventories	(4)	0	0
Other working capital	15	1	0
Other borrowings	1	0	0
Corporate tax	(5)	0	0
Deferred tax	(2)	0	0
Net assets	(20)	(1)	(32)
Impairment charge recognised up until the date of sale	0	0	(7)
Exchange recycled from other comprehensive income	(63)	0	(4)
(Loss)/gain on disposal before taxation	(17)	14	(33)
Taxation	(23)	0	0
Profit for the year	£ (40)	£ 14	£ (33)